Summary of Significant Accounting Policies - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Cash and cash equivalents	$ 79,733	$ 90,626
Restricted cash		15,500
Total	$ 79,733	$ 106,126	$ 74,024	$ 77,445